Vest U.S. Large Cap 10% Buffer VI Fund

Schedule of Investments

March 31, 2024 (unaudited)

103.25%	PURCHASED OPTIONS
		Number of		Exercise	Expiration
	Description	Contracts	Notional Amount	Price	Date	Value
102.07%	CALL OPTIONS
	S&P 500 Mini Index	7	$367,808	0.01	01/15/2025 $	365,689
	S&P 500 Mini Index	6	315,264	0.01	04/17/2024	315,169
	S&P 500 Mini Index	6	315,264	0.01	05/15/2024	315,085
	S&P 500 Mini Index	6	315,264	0.01	06/18/2024	314,766
	S&P 500 Mini Index	6	315,264	0.01	07/17/2024	314,623
	S&P 500 Mini Index	6	315,264	0.01	08/21/2024	314,394
	S&P 500 Mini Index	6	315,264	0.01	09/18/2024	314,146
	S&P 500 Mini Index	6	315,264	0.01	10/16/2024	313,990
	S&P 500 Mini Index	6	315,264	0.01	11/20/2024	313,772
	S&P 500 Mini Index	7	367,808	0.01	12/18/2024	365,756
	S&P 500 Mini Index	7	367,808	0.01	02/19/2025	365,483
	S&P 500 Mini Index	5	262,720	0.01	03/19/2025	260,823
	TOTAL CALL OPTIONS PURCHASED					3,873,696
1.18%	PUT OPTIONS
	S&P 500 Mini Index	7	367,808	473.92	01/15/2025	6,745
	S&P 500 Mini Index	6	315,264	415.45	04/17/2024	6
	S&P 500 Mini Index	6	315,264	415.88	05/15/2024	137
	S&P 500 Mini Index	6	315,264	436.57	06/18/2024	545
	S&P 500 Mini Index	6	315,264	456.57	07/17/2024	1,292
	S&P 500 Mini Index	6	315,264	440.43	08/21/2024	1,468
	S&P 500 Mini Index	6	315,264	440.22	09/18/2024	1,889
	S&P 500 Mini Index	6	315,264	431.46	10/16/2024	2,018
	S&P 500 Mini Index	6	315,264	450.29	11/20/2024	3,503
	S&P 500 Mini Index	7	367,808	469.84	12/18/2024	5,721
	S&P 500 Mini Index	7	367,808	498.18	02/19/2025	10,480
	S&P 500 Mini Index	5	262,720	522.46	03/19/2025	11,108
	TOTAL PUT OPTIONS PURCHASED					44,912
103.25%	TOTAL PURCHASED OPTIONS					3,918,608
1.28%	MONEY MARKET FUND
	Federated Treasury Obligations Fund-Institutional Class 5.170%(A)			48,544		48,544
104.53%	TOTAL INVESTMENTS					$3,967,152
(4.53%)	Liabilities in excess of other assets					(171,819)
100.00%	NET ASSETS					$3,795,333

(A)Effective 7 day yield as of March 31, 2024

See Notes to Schedule of Investments

Vest U.S. Large Cap 10% Buffer VI Fund

Schedule of Investments

March 31, 2024 (unaudited)

OPTIONS WRITTEN

	Number of		Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Value
(4.05%) CALL OPTIONS
S&P 500 Mini Index	7	$(367,808)	554.15	01/15/2025 $	(14,695)
S&P 500 Mini Index	6	(315,264)	499.41	04/17/2024	(16,470)
S&P 500 Mini Index	6	(315,264)	493.78	05/15/2024	(21,585)
S&P 500 Mini Index	6	(315,264)	543.04	07/17/2024	(5,132)
S&P 500 Mini Index	6	(315,264)	527.46	08/21/2024	(12,514)
S&P 500 Mini Index	6	(315,264)	527.09	09/18/2024	(14,448)
S&P 500 Mini Index	6	(315,264)	514.95	10/16/2024	(21,246)
S&P 500 Mini Index	6	(315,264)	539.87	11/20/2024	(14,195)
S&P 500 Mini Index	7	(367,808)	555.1	12/18/2024	(11,928)
S&P 500 Mini Index	7	(367,808)	589.82	02/19/2025	(7,172)
S&P 500 Mini Index	5	(262,720)	613.52	03/19/2025	(2,742)
S&P 500 Mini Index	6	(315,264)	518.55	06/18/2024	(11,604)
TOTAL CALL OPTIONS WRITTEN					(153,731)
(0.59%) PUT OPTIONS
S&P 500 Mini Index	7	(367,808)	426.53	01/15/2025	(3,512)
S&P 500 Mini Index	6	(315,264)	373.91	04/17/2024	0
S&P 500 Mini Index	6	(315,264)	374.29	05/15/2024	(21)
S&P 500 Mini Index	6	(315,264)	392.91	06/18/2024	(190)
S&P 500 Mini Index	6	(315,264)	410.91	07/17/2024	(535)
S&P 500 Mini Index	6	(315,264)	396.38	08/21/2024	(666)
S&P 500 Mini Index	6	(315,264)	396.2	09/18/2024	(862)
S&P 500 Mini Index	6	(315,264)	388.31	10/16/2024	(960)
S&P 500 Mini Index	6	(315,264)	405.26	11/20/2024	(1,685)
S&P 500 Mini Index	7	(367,808)	422.85	12/18/2024	(2,998)
S&P 500 Mini Index	7	(367,808)	448.36	02/19/2025	(5,330)
S&P 500 Mini Index	5	(262,720)	470.21	03/19/2025	(5,479)
TOTAL PUT OPTIONS WRITTEN					(22,238)
(4.64%) TOTAL OPTIONS WRITTEN
					$(175,969)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2024:

Level 1		Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED	-	$3,918,608		$3,918,608
MONEY MARKET FUND $	48,544	-		48,544
TOTAL INVESTMENTS	48,544	3,918,608		3,967,152

OPTIONS WRITTEN	-	(175,969)	(175,969)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,544,316, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation	$428,269
		Gross unrealized depreciation	(181,402)
		Net unrealized appreciation	$246,867